PENSION PLANS AND RETIREE BENEFITS	12 Months Ended
Dec. 31, 2018
PENSION PLANS AND RETIREE BENEFITS [Abstract]
PENSION PLANS AND RETIREE BENEFITS

28.  PENSION PLANS AND RETIREE BENEFITS

The costs of the defined benefit and post-retirement benefit plans are based on management's estimate of the future rate of return on the fair value of pension plan assets, salary escalations, mortality rates and other factors affecting the payment of future benefits.

Defined Contribution Plan

AltaGas has a defined contribution (DC) pension plan for substantially all employees who are not members of defined benefit plans. The pension cost recorded for the DC plan was $15.4 million for the year ended December 31, 2018  (2017 - $8.4 million).

Defined Benefit Plans

AltaGas has several defined benefit pension plans for unionized and non-unionized employees, including five in Canada and six in the United States. These benefit plans are partially funded except for three of the Canadian plans which are fully funded.

Supplemental Executive Retirement Plan (SERP)

AltaGas has non-registered, defined benefit plans that provide defined benefit pension benefits to eligible executives based on average earnings, years of service and age at retirement. The SERP benefits will be paid from the general revenue of the Corporation as payments come due. Security will be provided for the SERP benefits through a letter of credit within a retirement compensation arrangement trust account.

Post-Retirement Benefits

AltaGas has several post-retirement benefit plans for unionized and non-unionized employees, including one in Canada and four in the United States. The post-retirement benefit plan in Canada is limited to the payment of life insurance and health insurance premiums. This benefit plan is not funded. Post-retirement benefit plans in the United States provide certain medical and prescription drug benefits to eligible retired employees, their spouses and covered dependents. Benefits are based on a combination of the retiree's age and years of service at retirement. Two of these benefit plans are partially funded and two of them are fully funded.

AltaGas’ most recent actuarial valuation of the Canadian defined benefit plans for funding purposes was completed in 2016. AltaGas is required to file an actuarial valuation of its Canadian defined benefit plans with the pension regulators at least every three years. The next actuarial valuation for funding purposes is required to be completed as of a date no later than December 31, 2019, and is expected to be filed with the pension regulators in 2020. Actuarial valuations are required annually for AltaGas’ U.S. defined benefit plans.

The following defined benefit and post-retirement benefit plans were acquired in connection with the acquisition of WGL:

Defined Benefit Plans:

•

Qualified Pension Plan - Washington Gas maintains a qualified, trusteed, non-contributory defined benefit pension plan covering most active and vested former employees of Washington Gas and certain employees of WGL subsidiaries. The non-contributory defined benefit pension plan is closed to all employees hired on or after January 1, 2010.

•

Supplemental Executive Retirement Plan (DB SERP) - several executive officers of Washington Gas participate in the non-funded DB SERP, a nonqualified pension plan. The DB SERP was closed to new entrants beginning January 1, 2010.

•

Defined Benefit Restoration Plan (DB Restoration) - a non-funded defined benefit restoration plan for the purpose of providing supplemental pension and pension-related benefits to a select group of management employees of Washington Gas.

Post-retirement Benefit Plans:

•	Life Plan - Washington Gas provides life insurance benefits for retired employees of Washington Gas and certain employees of WGL subsidiaries.
•

Retiree Medical Plan – under this plan Washington Gas provides medical, prescription drug and dental benefits through Preferred Provider Organization (PPO) or Health Maintenance Organization (HMO) plans for eligible retirees and dependents not yet receiving Medicare benefits.

•

Health Reimbursement Account (HRA) Plan – under this plan retirees age 65 and older and dependents receive an annual subsidy to help purchase supplemental medical, prescription drug and dental coverage in the marketplace.

Rabbi trusts have been funded to satisfy the employee benefit obligations associated with WGL’s various pension plans for a total of $89.3 million. These balances are included in prepaid expenses and other current assets and long-term investments and other assets in the Consolidated Balance Sheets.

The following table summarizes the details of the defined benefit plans, including the SERP and post-retirement plans in Canada and the United States:

	Canada		United States		Total
		Post-		Post-		Post-
	Defined	Retirement	Defined	Retirement	Defined	Retirement
Year ended December 31, 2018	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Accrued benefit obligation
Balance, beginning of year	$165.6	$15.8	$303.8	$82.7	$469.4	$98.5
Plans disposed (note 4)	(132.1)	(13.6)	—	—	(132.1)	(13.6)
Actuarial gain	(0.8)	(0.1)	(67.7)	(33.8)	(68.5)	(33.9)
Current service cost	2.4	0.1	16.2	5.3	18.6	5.4
Member contributions	—	—	—	2.1	—	2.1
Interest cost	1.2	0.1	38.0	10.9	39.2	11.0
Benefits paid	(2.7)	—	(43.2)	(13.4)	(45.9)	(13.4)
Expenses paid	—	—	(0.9)	(0.1)	(0.9)	(0.1)
Plan combinations	0.7	—	1,311.7	382.9	1,312.4	382.9
Plan amendments	—	(0.4)	—	—	—	(0.4)
Foreign exchange translation	—	—	77.4	21.4	77.4	21.4
Balance, end of year	$34.3	$1.9	$1,635.3	$458.0	$1,669.6	$459.9

Plan assets
Fair value, beginning of year	$115.2	$8.1	$248.7	$70.8	$363.9	$78.9
Plans disposed (note 4)	(102.1)	(8.1)	—	—	(102.1)	(8.1)
Actual return on plan assets	(0.3)	—	(54.7)	(37.2)	(55.0)	(37.2)
Employer contributions	3.4	—	7.6	2.5	11.0	2.5
Member contributions	—	—	—	2.1	—	2.1
Benefits paid	(2.7)	—	(43.2)	(13.4)	(45.9)	(13.4)
Expenses paid	—	—	(0.9)	(0.1)	(0.9)	(0.1)
Plan combinations	0.3	—	1,133.2	732.7	1,133.5	732.7
Foreign exchange translation	—	—	63.4	33.8	63.4	33.8
Fair value, end of year	$13.8	$—	$1,354.1	$791.2	$1,367.9	$791.2
Net amount recognized	$(20.5)	$(1.9)	$(281.2)	$333.2	$(301.7)	$331.3

	Canada		United States		Total
		Post-		Post-		Post-
	Defined	Retirement	Defined	Retirement	Defined	Retirement
Year ended December 31, 2017	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Accrued benefit obligation
Balance, beginning of year	$150.0	$16.4	$290.5	$72.7	$440.5	$89.1
Actuarial loss (gain)	8.3	(1.6)	23.2	14.4	31.5	12.8
Current service cost	7.9	0.7	8.0	1.8	15.9	2.5
Member contributions	0.2	—	—	—	0.2	—
Interest cost	5.8	0.6	11.7	2.9	17.5	3.5
Benefits paid	(6.3)	(0.3)	(8.6)	(3.2)	(14.9)	(3.5)
Expenses paid	(0.3)	—	(0.8)	(0.1)	(1.1)	(0.1)
Plan settlements	—	—	—	(0.5)	—	(0.5)
Foreign exchange translation	—	—	(20.2)	(5.3)	(20.2)	(5.3)
Balance, end of year	$165.6	$15.8	$303.8	$82.7	$469.4	$98.5

Plan assets
Fair value, beginning of year	$101.5	$6.8	$226.9	$67.2	$328.4	$74.0
Actual return on plan assets	8.5	0.4	37.9	11.0	46.4	11.4
Employer contributions	11.6	1.2	9.5	0.6	21.1	1.8
Member contributions	0.2	—	—	—	0.2	—
Benefits paid	(6.3)	(0.3)	(8.6)	(3.2)	(14.9)	(3.5)
Expenses paid	(0.3)	—	(0.8)	(0.1)	(1.1)	(0.1)
Foreign exchange translation	—	—	(16.2)	(4.7)	(16.2)	(4.7)
Fair value, end of year	$115.2	$8.1	$248.7	$70.8	$363.9	$78.9
Net amount recognized	$(50.4)	$(7.7)	$(55.1)	$(11.9)	$(105.5)	$(19.6)

The following amounts were included in the Consolidated Balance Sheets:

	December 31, 2018			December 31, 2017
		Post-			Post-
	Defined	Retirement		Defined	Retirement
	Benefit	Benefits	Total	Benefit	Benefits	Total
Prepaid post-retirement benefits	$—	$341.4	$341.4	$—	$—	$—
Accounts payable and accrued liabilities	(27.6)	—	(27.6)	(0.6)	—	(0.6)
Future employee obligations	(273.9)	(10.3)	(284.2)	(104.9)	(19.6)	(124.5)
	$(301.5)	$331.1	$29.6	$(105.5)	$(19.6)	$(125.1)

The funded status based on the accumulated benefit obligation for all defined benefit plans were:

	December 31, 2018		December 31, 2017
	Canada	United States	Canada	United States
Accumulated benefit obligation (a)	$(32.9)	$(1,525.6)	$(143.9)	$(274.2)
Fair value of plan assets	13.8	1,354.1	115.2	248.7
Funded status	$(19.1)	$(171.5)	$(28.7)	$(25.5)
(a)	Accumulated benefit obligation differs from accrued benefit obligation in that it does not include an assumption with respect to future compensation levels.

The following amounts were not recognized in the net periodic benefit cost and recorded in the other comprehensive Income (losses):

	Canada		United States		Total
		Post-		Post-		Post-
	Defined	Retirement	Defined	Retirement	Defined	Retirement
Year ended December 31, 2018	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Past service cost	$(0.3)	$0.4	$(0.2)	$—	$(0.5)	$0.4
Net actuarial loss	(8.7)	(0.5)	(10.7)	(5.0)	(19.4)	(5.5)
Recognized in AOCI pre-tax	$(9.0)	$(0.1)	$(10.9)	$(5.0)	$(19.9)	$(5.1)
Increase by the amount included in deferred tax liabilities	2.4	—	2.2	1.4	4.6	1.4
Net amount in AOCI after-tax	$(6.6)	$(0.1)	$(8.7)	$(3.6)	$(15.3)	$(3.7)

	Canada		United States		Total
		Post-		Post-		Post-
	Defined	Retirement	Defined	Retirement	Defined	Retirement
Year ended December 31, 2017	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Past service cost	$(0.4)	$—	$—	$—	$(0.4)	$—
Net actuarial loss	(13.9)	(1.3)	—	—	(13.9)	(1.3)
Recognized in AOCI pre-tax	$(14.3)	$(1.3)	$—	$—	$(14.3)	$(1.3)
Increase (decrease) by the amount included in deferred tax liabilities	4.0	0.3	(0.1)	—	3.9	0.3
Net amount in AOCI after-tax	$(10.3)	$(1.0)	$(0.1)	$—	$(10.4)	$(1.0)

The following amounts were not recognized in the net periodic benefit cost and recorded in a regulatory asset (liability):

	Canada		United States		Total
		Post-		Post-		Post-
	Defined	Retirement	Defined	Retirement	Defined	Retirement
Year ended December 31, 2018	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits

Past service cost	$—	$—	$0.8	$(110.2)	$0.8	$(110.2)
Net actuarial gain (loss)	—	—	188.2	(52.6)	188.2	(52.6)
Recognized in regulatory asset (liability)	$—	$—	$189.0	$(162.8)	$189.0	$(162.8)

	Canada		United States		Total
		Post-		Post-		Post-
	Defined	Retirement	Defined	Retirement	Defined	Retirement
Year ended December 31, 2017	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Past service cost	$—	$—	$(1.2)	$5.6	$(1.2)	$5.6
Net actuarial gain (loss)	(30.6)	0.4	(74.0)	(12.8)	(104.6)	(12.4)
Recognized in regulatory asset (liability)	$(30.6)	$0.4	$(75.2)	$(7.2)	$(105.8)	$(6.8)

The costs of the defined benefit and post-retirement benefit plans are based on Management's estimate of the future rate of return on the fair value of pension plan assets, salary escalations, mortality rates and other factors affecting the payment of future benefits.

		Post-
	Defined	Retirement
Amounts to be amortized in the next fiscal year from AOCI	Benefit	Benefits
Past service costs	$0.1	$0.2
Actuarial losses	0.5	—
Total	$0.6	$0.2

		Post-
Amounts to be amortized in the next fiscal year from regulatory	Defined	Retirement
assets (liabilities)	Benefit	Benefits
Past service costs	$0.2	$(21.3)
Actuarial losses	9.1	0.1
Total	$9.3	$(21.2)

The net pension expense by plan for the period was as follows:

	Year ended December 31, 2018
	Canada		United States		Total
		Post-		Post-		Post-
	Defined	retirement	Defined	retirement	Defined	retirement
	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Current service cost (a)	$2.4	$0.1	$16.2	$5.3	$18.6	$5.4
Interest cost (b)	1.2	0.1	38.0	10.9	39.2	11.0
Expected return on plan assets (b)	(0.5)	—	(49.9)	(21.6)	(50.4)	(21.6)
Amortization of past service cost (b)	0.1	—	—	—	0.1	—
Amortization of net actuarial loss (b)	0.6	—	—	—	0.6	—
Amortization of regulatory asset (b)	—	—	7.8	(11.1)	7.8	(11.1)
Net benefit cost (income) recognized	$3.8	$0.2	$12.1	$(16.5)	$15.9	$(16.3)
(a)	Recorded under the line item “Operating and administrative” expenses on the Consolidated Statements of Income.
(b)	Recorded under the line item “Other Income” on the Consolidated Statements of Income.

	Year ended December 31, 2017
	Canada		United States		Total
		Post-		Post-		Post-
	Defined	retirement	Defined	retirement	Defined	retirement
	Benefit	Benefits	Benefit	Benefits	Benefit	Benefits
Current service cost (a)	$7.9	$0.7	$8.0	$1.8	$15.9	$2.5
Interest cost (b)	5.8	0.6	11.7	2.9	17.5	3.5
Expected return on plan assets (b)	(5.9)	(0.2)	(16.9)	(4.7)	(22.8)	(4.9)
Settlement of plan (b)	—	—	—	0.2	—	0.2
Amortization of past service cost (b)	0.2	—	—	—	0.2	—
Amortization of net actuarial loss (b)	0.7	—	—	—	0.7	—
Amortization of regulatory asset/liability (b)	1.3	0.1	6.5	(0.3)	7.8	(0.2)
Net benefit cost (income) recognized	$10.0	$1.2	$9.3	$(0.1)	$19.3	$1.1

(a)	Recorded under the line item “Operating and administrative” expenses on the Consolidated Statements of Income.
(b)	Recorded under the line item “Other Income” on the Consolidated Statements of Income.

The objective of the Corporation's investment policy is to maximize long-term total return while protecting the capital value of the fund from major market fluctuations through diversification and selection of investments.

The objective for fund returns, over three to five-year periods, is the sum of two components - a passive component, which is the benchmark index market returns for the asset mix in effect, plus the added value expected from active management. It is the Corporation’s belief that the potential additional returns justify the additional risk associated with active management. The risk inherent in the investment strategy over a market cycle (a three-to five-year period) is two-fold. There is a risk that the market returns, as measured by the benchmark returns, will not be in line with expectations. The other risk is that the expected added value of active management over passive management will not be realized over the time period prescribed in each fund manager's mandate. There is also the risk of annual volatility in returns, which means that in any one year the actual return may be very different from the expected return.

Cash and money market investments may be held from time to time as short-term investment decisions at the discretion of the fund manager(s) within the constraints prescribed by their mandate(s).

The Corporation has a target asset mix for the Canadian plans of 45 percent to 55 percent fixed income assets. The target asset mix for SEMCO plans is 33 percent fixed income assets and for WGL plans is 40 percent to 55 percent fixed income assets. These objectives have taken into account the nature of the liabilities and the risk-reward tolerance of the Corporation.

The collective investment mixes for the plans are as follows as at December 31, 2018:

Canada	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$1.7	$1.7	$—	12.3
Canadian equities	3.7	3.7	—	26.8
Foreign equities	2.1	2.1	—	15.2
Fixed income	5.5	5.5	—	39.9
Real estate	0.8	—	0.8	5.8
	$13.8	$13.0	$0.8	100.0

United States	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$6.3	$6.3	$—	0.3
Canadian equities	2.1	2.1	—	0.1
Foreign equities (a)	273.2	270.6	2.6	12.7
Fixed income	850.1	99.2	750.9	39.6
Derivatives	9.3	—	9.3	0.4
Other	10.9	—	10.9	0.5
Total investments in the fair value hierarchy	$1,151.9	378.2	773.7	53.6
Investments measured at net asset value using the NAV practical expedient (b)
Commingled funds and pooled separate accounts (c)	945.3			44.2
Private Equity/Limited Partnership (d)	48.2			2.2
Total fair value of plan investments	$2,145.4			100.0
Net payable (e)	(0.1)			—
	$2,145.3			100.0
(a)	Investments in foreign equities include U.S. and international securities.
(b)

In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.

(c)

As of December 31, 2018, investments in commingled funds and a pooled separate account consisted of approximately 89 percent common stock U.S. companies; 10 percent income producing properties located in the United States; and 1 percent short-term money market investments for WGL’s defined benefit plans and 54 percent of common stock of large-cap U.S. companies, 20 percent of U.S. Government fixed income securities and 26 percent of corporate bonds for WGL’s post-retirement benefit plans.

(d)	At December 31, 2018, investments in a private equity/limited partnership consisted of common stock of international companies.
(e)	At December 31, 2018, this net payable primarily represents pending trades for investments purchased net of pending trades for investments sold and interest receivable.

Total	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$8.0	$8.0	$—	0.4
Canadian equities	5.8	5.8	—	0.3
Foreign equities (a)	275.3	272.7	2.6	12.8
Fixed income	855.6	104.7	750.9	39.6
Derivatives	9.3	—	9.3	0.4
Real estate	0.8	—	—	—
Other	10.9	—	11.7	0.5
Total investments in the fair value hierarchy	$1,165.7	$391.2	$774.5	54.0
Investments measured at net asset value using the NAV practical expedient (b)
Commingled funds and pooled separate accounts (c)	945.3			43.8
Private Equity/Limited Partnership (d)	48.2			2.2
Total fair value of plan investments	$2,159.2			100.0
Net payable (e)	(0.1)			—
	$2,159.1			100.0
(a)	Investments in foreign equities include U.S. and international securities.
(b)

In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.

(c)

As of December 31, 2018, investments in commingled funds and a pooled separate account consisted of approximately 89 percent common stock U.S. companies; 10 percent income producing properties located in the United States; and 1 percent short-term money market investments for WGL’s defined benefit plans and 54 percent of common stock of large-cap U.S. companies, 20 percent of U.S. Government fixed income securities and 26 percent of corporate bonds for WGL’s post-retirement benefit plans.

(d)	At December 31, 2018, investments in a private equity/limited partnership consisted of common stock of international companies.
(e)	At December 31, 2018, this net payable primarily represents pending trades for investments purchased net of pending trades for investments sold and interest receivable.

		Post-		Post-
Significant actuarial assumptions used in measuring	Defined	Retirement	Defined	Retirement
net benefit plan costs	Benefit	Benefits	Benefit	Benefits
Year ended December 31	2018		2017
Discount rate (%)	3.25 - 4.30	3.60 - 4.30	2.65 - 4.20	4.00 - 4.20
Expected long-term rate of return on plan assets (%) (a)	3.20 - 7.60	3.75 - 7.60	6.18 - 7.30	3.10 - 7.30
Rate of compensation increase (%)	2.75 - 4.10	4.10	2.75 - 4.00	3.25
Average remaining service life of active employees (years)	9.6	14.1	12.7	13.5
(a) Only applicable for funded plans

		Post-		Post-
Significant actuarial assumptions used in measuring	Defined	Retirement	Defined	Retirement
benefit obligations	Benefit	Benefits	Benefit	Benefits
As at December 31	2018		2017
Discount rate (%)	3.60 - 4.40	3.90 - 4.50	2.80 - 3.70	3.60 - 3.70
Rate of compensation increase (%)	2.75 - 4.10	4.10	2.75 - 4.00	3.25

The expected rate of return on assets is based on the current level of expected returns on risk free investments, the historical level of risk premium associated with other asset classes in which the portfolio is invested, and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected rate of return on assets assumption for the portfolio.

The discount rate is based on high-quality long-term corporate bonds, with maturities matching the estimated timing and amount of expected benefit payments.

The estimates for health care benefits take into consideration increased health care benefits due to aging and cost increases in the future. The assumed health care cost trend rates used to measure the expected cost of benefits for the next year were between 6.4 and 6.5 percent. The health care cost trend rates were assumed to decline to between 2.1 and 5 percent by 2024.

The assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage point change in the assumed health care trend rates would have the following effects for 2018:

	Increase	Decrease
Service and interest costs	$1.7	$(1.3)
Accrued benefit obligation	$19.8	$(16.0)

The following table shows the expected cash flows for defined benefit pension and other-post retirement plans:

		Post-
	Defined	Retirement
	Benefit	Benefits
Expected employer contributions:
2019	$41.4	$0.1
Expected benefit payments:
2019	$109.8	$25.3
2020	92.2	24.6
2021	95.3	25.0
2022	101.0	25.4
2023	99.4	25.5
2024 - 2028	$521.9	$130.9